Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2016
Mainland China Contribution Plan and Profit Appropriation [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
21.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits were $3,685,654, $4,353,944 and $5,255,982 for the years ended December 31, 2014, 2015 and 2016, respectively.